Investment Portfolio - Government and Corporate Securities	12 Months Ended
Dec. 31, 2021
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Disclosure Of Investment Portfolio Of Government And Corporate Securities Explanatory
45. Investment Portfolio - Government and Corporate Securities
The Group owns, manages and trades a portfolio of securities issued by the Argentine and other governments and corporate issuers. The following table sets out the Group’s investments in Argentine and other governments and corporate securities as of December 31, 2021, 2020 and 2019 by type and currency of denomination.

	As of December 31,
	2021	2020	2019
	(in thousands of pesos)
Government securities
In pesos:
Argentine Government bonds	65,998,096	56,441,307	17,921,948
Argentine Treasury bills	14,331,804	1,381,496	—
Other debt securities	—	—	106,249
Liquidity Bills issued by the BCRA	107,693,328	135,681,602	67,938,336

Total government securities in pesos	188,023,228	193,504,405	85,966,533

In foreign currency:
Argentine Government bonds	1,618,363	107	—
Argentine Treasury bills	—	—	15,092,617

Total government securities in foreign currency	1,618,363	107	15,092,617

Total government securities	189,641,591	193,504,512	101,059,150

Corporate securities
Listed
Equity securities	36,083	43,018	56,242

Total corporate securities - listed	36,083	43,018	56,242

Unlisted
Equity securities	—	—	6,526,952
Debt securities	1,360,297	435,237	336,671

Total corporate securities - unlisted	1,360,297	435,237	6,863,623

Investment funds

Total investment funds	1,905,039	2,221,661	2,006,796

The table below presents the issuer of which, as of December 31, 2021, the Group held securities in excess of 10% of the stockholder equity as of such date:

Issuer	Book value	Market value
	(in thousands of pesos)
BCRA	107,693,328	107,693,328
Argentine Government	81,948,263	81,948,263